CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended			12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements Of Operations
Revenues:
Operating expenses:
Research and development	$ 415,531		$ 1,174,892	$ 574	$ 437,397	$ 492,136	$ 705,812
General and administrative	194,651	$ 1,305	705,580	183,044	$ 112,930	$ 690,396	$ 310,301
Stock-based compensation - general and administrative	163,547		381,076	470,185
Total Operating Expenses	773,729	$ 1,305	2,261,548	653,803	$ 550,327	$ 1,182,532	$ 1,016,113
Operating Loss	(773,729)	$ (1,305)	(2,261,548)	(653,803)	$ (550,327)	$ (1,182,532)	$ (1,016,113)
Other Income (Expense), Net:
Interest income	298		2,953	555
Gain on revaluation of derivative warrant liability	$ (51,541)		272,147	8,588
Interest expense		$ (33,575)	(7,500)	(93,067)	$ (109,246)	$ (105,471)	$ (33,312)
Total Other Income (Expense), Net	$ (51,243)	(33,575)	267,600	(83,924)	(109,246)	(105,471)	(33,312)
Loss before Income Taxes	$ (824,972)	$ (34,880)	$ (1,993,948)	$ (737,727)	$ (659,573)	$ (1,288,003)	$ (1,049,425)
Income tax benefit
Net Loss	$ (824,972)	$ (34,880)	$ (1,993,948)	$ (737,727)	$ (659,573)	$ (1,288,003)	$ (1,049,425)
Net Loss Per Share - Basic and Diluted	$ (0.03)	$ 0.00	$ (0.06)	$ (0.04)	$ (0.04)	$ (0.07)	$ (0.06)
Weighted Average Common Shares Outstanding Basic and diluted	32,312,729	17,843,047	31,161,596	19,322,206	17,785,904	17,757,333	16,888,207